Note10 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 24,765	$ 14,235